Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 93.62%
Australia: 2.32%
Qantas Airways Limited (Industrials, Airlines) †	1,769,424	$ 7,986,876
Brazil: 2.46%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels) †	385,300	3,402,675
CPFL Energia SA (Utilities, Electric utilities)	773,200	5,069,065
		8,471,740
Canada: 4.22%
Quebecor Incorporated Class B (Communication services, Media)	314,939	7,470,200
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	328,600	7,050,866
		14,521,066
China: 9.97%
China Resources Land Limited (Real estate, Real estate management & development)	1,006,000	4,821,309
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	633,601	3,061,393
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	964,994	6,917,493
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	1,281,551	10,517,169
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	175,406	3,272,321
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	6,044,000	5,695,037
		34,284,722
France: 6.30%
Compagnie de Saint-Gobain SA (Industrials, Building products)	22,655	1,301,103
Sanofi SA (Health care, Pharmaceuticals)	96,540	9,453,624
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	52,114	5,166,207
Worldline SA (Information technology, IT services) 144A†	126,581	5,742,459
		21,663,393
Germany: 2.84%
Rheinmetall AG (Industrials, Aerospace & defense)	33,218	7,761,636
Siemens AG (Industrials, Industrial conglomerates)	9,182	1,434,277
Siemens Energy AG (Industrials, Electrical equipment)	27,829	581,871
		9,777,784
Hong Kong: 1.06%
Xinyi Glass Holdings Limited (Industrials, Building products)	1,719,000	3,659,969
India: 1.45%
Tech Mahindra Limited (Information technology, IT services)	400,258	4,997,826
Ireland: 2.26%
Greencore Group plc (Consumer staples, Food products) †	2,318,456	2,282,358
ICON plc ADR (Health care, Life sciences tools & services) †	23,732	5,475,210
		7,757,568
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Israel: 1.39%
Check Point Software Technologies Limited (Information technology, Software) †	37,455	$ 4,764,276
Italy: 3.36%
Prysmian SpA (Industrials, Electrical equipment)	109,291	4,463,190
UniCredit SpA (Financials, Banks)	364,138	7,112,029
		11,575,219
Japan: 12.59%
Asahi Group Holdings Limited (Consumer staples, Beverages)	296,900	9,804,304
Hitachi Limited (Industrials, Industrial conglomerates)	179,300	9,402,931
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,503,300	11,011,493
ORIX Corporation (Financials, Diversified financial services)	356,400	6,266,574
Showa Denko KK (Materials, Chemicals)	400,100	6,837,943
		43,323,245
Mexico: 2.56%
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	8,432,000	8,803,437
Netherlands: 5.90%
CNH Industrial NV (Industrials, Machinery)	201,997	3,573,600
ING Groep NV (Financials, Banks)	677,066	9,804,092
NN Group NV (Financials, Insurance)	159,293	6,920,974
		20,298,666
Norway: 1.58%
DNB Bank ASA (Financials, Banks)	289,748	5,418,162
South Korea: 6.28%
Hana Financial Group Incorporated (Financials, Banks)	163,070	6,478,317
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	6,649	8,240,523
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	182,086	6,900,166
		21,619,006
Thailand: 4.90%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	7,829,700	7,886,626
SCB X PCL (Financials, Banks)	2,836,800	8,985,227
		16,871,853
United Kingdom: 12.80%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	1,789,779	5,191,195
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	236,543	4,362,014
Informa plc (Communication services, Media)	873,097	7,221,165
NatWest Group plc (Financials, Banks)	2,241,732	8,552,334
Nomad Foods Limited (Consumer staples, Food products) †	437,518	7,783,445
Shell plc (Energy, Oil, gas & consumable fuels)	371,634	10,910,341
		44,020,494
United States: 9.38%
Axalta Coating Systems Limited (Materials, Chemicals) †	245,589	7,392,229
Baker Hughes Company (Energy, Energy equipment & services)	147,482	4,681,079
See accompanying notes to portfolio of investments

2  |  Allspring International Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United States: (continued)
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	92,588	$ 5,068,267
Gentex Corporation (Consumer discretionary, Auto components)	212,445	6,269,252
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	2,975,500	8,863,971
		32,274,798
Total Common stocks (Cost $283,931,840)		322,090,100
Investment companies: 1.90%
United States: 1.90%
iShares MSCI ACWI ex US ETF	132,165	6,550,097
Total Investment companies (Cost $5,861,126)		6,550,097

		Yield
Short-term investments: 3.41%
Investment companies: 3.41%
Allspring Government Money Market Fund Select Class ♠∞		4.16%	11,736,629	11,736,629
Total Short-term investments (Cost $11,736,629)				11,736,629
Total investments in securities (Cost $301,529,595)	98.93%			340,376,826
Other assets and liabilities, net	1.07			3,676,536
Total net assets	100.00%			$344,053,362

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,710,469	$47,715,086	$(40,688,926)	$ 0	$0	$11,736,629	11,736,629	$ 57,513
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	6,780,138	24,154,050	(30,934,501)	313	0	0	0	50,617#
				$313	$0	$11,736,629		$108,130

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring International Equity Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring International Equity Fund  |  5

Notes to portfolio of investments—January 31, 2023 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$7,986,876	$0	$7,986,876
Brazil	8,471,740	0	0	8,471,740
Canada	14,521,066	0	0	14,521,066
China	0	34,284,722	0	34,284,722
France	0	21,663,393	0	21,663,393
Germany	0	9,777,784	0	9,777,784
Hong Kong	0	3,659,969	0	3,659,969
India	0	4,997,826	0	4,997,826
Ireland	7,757,568	0	0	7,757,568
Israel	4,764,276	0	0	4,764,276
Italy	0	11,575,219	0	11,575,219
Japan	0	43,323,245	0	43,323,245
Mexico	8,803,437	0	0	8,803,437
Netherlands	0	20,298,666	0	20,298,666
Norway	0	5,418,162	0	5,418,162
South Korea	0	21,619,006	0	21,619,006
Thailand	7,886,626	8,985,227	0	16,871,853
United Kingdom	7,783,445	36,237,049	0	44,020,494
United States	23,410,827	8,863,971	0	32,274,798
Investment companies	6,550,097	0	0	6,550,097
Short-term investments
Investment companies	11,736,629	0	0	11,736,629
Total assets	$101,685,711	$238,691,115	$0	$340,376,826
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the Fund had no material transfers into/out of Level 3.

6  |  Allspring International Equity Fund